CAPITAL CONSTRUCTION FUND (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
CAPITAL CONSTRUCTION FUND [Abstract]
Maximum time period to commit fund deposits for qualified purposes (in years)	25Y
Period over which deposits will be treated as non-qualified withdrawals (in years)	5Y
Accrued withdrawal from the Capital Construction Fund	$ 4.4	$ 4.4
Accrued deposits to Capital Construction Fund	4.4	4.4
Net balance in the consolidated balance sheets	$ 0	$ 0